SUPPLEMENTARY CASH FLOWS INFORMATION	12 Months Ended
Mar. 31, 2020
Cash Flow Statement [Abstract]
SUPPLEMENTARY CASH FLOWS INFORMATION
SUPPLEMENTARY CASH FLOWS INFORMATION
Changes in non-cash working capital are as follows:

	2020	2019
Cash (used in) provided by non cash working capital :
Accounts receivable	$(39.9)	$(1.3)
Contract assets	(29.9)	(72.1)
Inventories	(87.5)	(22.2)
Prepayments	(0.9)	(5.7)
Income taxes	8.2	6.5
Accounts payable and accrued liabilities	53.5	154.5
Provisions	(6.5)	(8.7)
Contract liabilities	50.8	(15.8)
	$(52.2)	$35.2

Supplemental information:

	2020	2019
Interest paid	$108.7	$55.2
Interest received	11.4	14.9
Income taxes paid	34.2	34.0